Adjusting Items Included In Net Financing Costs - Additional Information (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure Of Revenue [Line Items]
Interest incurred on adjusting tax payable	£ 35
Charge on withholding tax	22
I T C Ltd
Disclosure Of Revenue [Line Items]
Gain on disposal of ownership	27
Adjusting gain net of tax	£ 10
Top of range | I T C Ltd
Disclosure Of Revenue [Line Items]
Ownership interest in associates	29.71%
Bottom Of Range [Member] | I T C Ltd
Disclosure Of Revenue [Line Items]
Ownership interest in associates	29.66%
FII GLO
Disclosure Of Revenue [Line Items]
Interest incurred on adjusting tax payable	£ 12	£ 12